Schedule of Investments
August 31, 2023 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.70%

Apparel & Other Finisd Prods of Fabrics & Similar Matl - 0.04%
FIGS, Inc. Class A (2)	10,475	64,735

Communications Equipment - 0.64%
Lumentum Holdings, Inc. (2)	16,801	909,438

Construction Machinery & Equipment - 11.89%
Manitowoc Co., Inc. (2)	988,499	16,725,403

Dental Equipment & Supplies - 3.18%
Envista Holdings Corp. (2)	139,525	4,467,591

Drawing & Insulating of Nonferrous Wire - 1.35%
Belden, Inc.	3,250	305,175
Corning, Inc.	48,500	1,591,770

		1,896,945

Electronic & Other Electrical Equipment (No Computer Equipment) - 9.52%
General Electric Co.	116,925	13,383,235

Fire, Marine & Casulty Insurance - 4.51%
Berkshire Hathaway, Inc. Class B (2)	14,900	5,366,980
Fairfax Financial Holdings, Ltd. (Canada) (2)	1,175	968,764

		6,335,744

General Industrial Machinery & Equipment - 4.04%
ESAB Corp.	78,583	5,671,335

Industrial Instruments For Measurement, Display, & Control - 17.74%
Cognex Corp.	276,525	13,018,797
Danaher Corp.	44,950	11,911,750

		24,930,547

Industrial Trucks, Tractors, Trailers & Stackers - 2.74%
Terex Corp.	63,500	3,848,735

Land Subdividers & Developers (No Cemeteries) - 6.77%
The St. Joe Co.	154,000	9,507,960

Miscellaneous Fabricated Metal Products - 2.73%
Parker Hannifin Corp.	9,200	3,835,480

Motor Vehicle Parts & Accessories - 1.68%
Modine Manufacturing Co. (2)	49,600	2,360,464

National Commerical Banks - 0.09%
Bank of America Corp.	4,225	121,131

Office Furniture - 4.48%
MillerKnoll, Inc.	329,749	6,298,206

Optical Instruments & Lenses - 2.07%
Coherent Corp. (2)	77,200	2,905,036

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.45%
Enovis Corp. (2)	86,449	4,844,602

Printed Circuit Boards - 1.80%
Kimball Electronics, Inc. (2)	83,825	2,530,677

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	300	41,403

Retail-Eating Places - 2.70%
Chipotle Mexican Grill, Inc. (2)	1,970	3,795,481

Retail- Home Furniture, Furnishings & Equipment Stores - 1.45%
The Container Store Group, Inc. (2)	868,374	2,031,995

Retail- Variety Stores - 1.48%
Costco Wholesale Corp.	3,775	2,073,532

Services-Business Services - 1.50%
Global Payments, Inc.	16,600	2,103,054

Services - Prepackaged Software - 0.46%
Twilio, Inc. Class A (2)	10,100	643,471

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.83%
Nucor Corp.	14,975	2,577,197

Telephone & Telegraph Apparatus - 1.44%
Ciena Corp. (2)	40,549	2,026,639

Telephone Communications (No Radiotelephone) - 3.19%
Lumen Technologies, Inc. (2)	2,816,314	4,477,939

Textile Mills Products - 1.03%
Interface, Inc.	140,175	1,448,008

Totalizing Fluid Meters & Counting Devices - 3.94%
Vontier Corp.	176,400	5,540,724

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.93%
GE HealthCare Technologies, Inc.	38,425	2,707,041

Total Common Stock	(Cost $ 97,928,900)	140,103,748

Money Market Registered Investment Companies - 0.30%

Federated Hermes Government Obligation Fund - Institutional Class - 5.18% (3)	426,946	426,946

Total Money Market Registered Investment Companies	(Cost $ 426,946)	426,946

Total Investments - 100.00%	(Cost $ 98,355,846)	140,530,694

Liabilities in Excess of Other Assets - 0.00%		(534)

Total Net Assets - 100.00%		140,530,160

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$140,530,694	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$140,530,694	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 31, 2023.